Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2021, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
EHang Yunfu	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales
Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

Entities VIE’s Subsidiaries	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership			Principal activities
			Direct	Indirect
Guangdong EHang General Aviation Co., Ltd . (“EHang Aviation”)	March 11, 2021	PRC	—	100	%(a)	Operational flight services

(a)	EHang GZ and EHang Intelligent hold 51% and 49% equity interests in EHang Aviation, respectively.

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIE and the VIE’s subsidiaries were included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS

Cash and cash equivalents	7,368	8,014	1,258
Restricted cash	6	—	—
Accounts receivable, net	37,581	10,959	1,720
Cost and estimated earnings in excess of billings	717	—	—
Inventories	837	839	132
Prepayments and other current assets	5,550	4,302	675
Amounts due from the Company’s subsidiaries	11,319	25,774	4,045
Amounts due from a related party	2,639	—	—
Property and equipment, net	2,652	2,032	319
Intangible assets, net	120	77	12
Other non-current assets	155	97	15
Total assets	68,944	52,094	8,176
LIABILITIES
Short-term bank loan	5,000	—	—
Accounts payable	6,252	3,025	475
Current portion of long-term bank loans	—	1,000	157
Contract liabilities	1,614	1,677	263
Accrued expenses and current liabilities	15,395	18,053	2,833
Amounts due to the Company and its subsidiaries	58,801	45,991	7,217

	As of December 31,
	2020	2021
	RMB	RMB	US$

Long-term bank loans	—	9,000	1,412
Unrecognized tax benefit	588	588	92

Total liabilities	87,650	79,334	12,449

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	62,288	68,372	28,399	4,456
- Third-party revenue	30,482	35,280	230	36
- Inter-company revenue	31,806	33,092	28,169	4,420
Net profit (loss)	2,211	25,755	(8,534)	(1,339)
Net cash used in operating activities	(6,822)	(5,118)	(3,482)	(546)
Net cash used in investing activities	(719)	(107)	(878)	(138)
Net cash provided by financing activities	—	—	5,000	784
Net (decrease) increase in cash, cash equivalents and restricted cash	(7,541)	(5,225)	640	100